Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue, net	$ 33,623	$ 31,775
Cost of revenue	17,673	17,903
Gross profit	15,950	13,872
Operating expenses
Selling, general and administrative	17,561	10,752
Research and development	6,281	5,592
Amortization and depreciation	133	149
Total operating expenses	23,975	16,493
Loss from operations	(8,025)	(2,621)
Other income (expense)
Long-term debt forgiveness	2,000	0
Change in fair value of warrant liabilities	8,106	0
Interest expense	(404)	(582)
Interest Income	1	1
Other income	7	9
Loss on disposal of assets	0	(4)
Total other income (expense), net	9,710	(576)
Income (loss) before income tax benefit	1,685	(3,197)
Income tax benefit	(71)	(29)
Net income (loss)	1,756	(3,168)
Deemed dividend - Earnout Shares	(18,132)	0
Net loss attributable to common stockholders	$ (16,376)	$ (3,168)
Net income (loss) per share:
Basic	$ 0.04	$ (0.09)
Diluted	0.04	(0.09)
Net loss per share attributable to common stockholders:
Basic	(0.40)	(0.09)
Diluted	$ (0.40)	$ (0.09)
Weighted Average Common Shares Outstanding [Abstract]
Basic	41,040,637	35,713,913
Diluted	41,040,637	35,713,913
Other comprehensive (loss) income
Foreign currency translation adjustment	$ (92)	$ 83
Comprehensive loss	$ (16,468)	$ (3,085)